Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities

	JPY (millions) As of March 31
	2019	2020
Accrued expenses	¥408,122	¥456,621
Deferred income	45,431	31,591
Other	59,384	63,967
Total	¥512,937	¥552,179
Non-current	¥73,882	¥52,793
Current	¥439,055	¥499,386